UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21702

          BlackRock Health Sciences Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Health Sciences Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.8%
		Common Stocks—96.8%
		Canada—2.7%
417,100	[1,2]	Cardiome Pharma Corp.	$ 5,676,731

		France—0.5%
22,956		Sanofi-Avent (ADR)	1,055,976

		Switzerland—7.7%
118,500		Novartis AG (ADR)	6,536,460
124,500		Roche Holding AG	9,815,393

			16,351,853

		United Kingdom—6.1%
91,200	[2]	AstraZeneca PLC	4,435,968
61,400		GlaxoSmithKline PLC (ADR)	3,146,136
110,500		Shire Pharmaceuticals PLC	5,386,875

		Total United Kingdom	12,968,979

		United States—79.8%
38,500	[2]	Abbott Laboratories	1,661,275
169,700	[1,2]	Abgenix, Inc.	3,745,279
58,600	[1]	Advanced Magnetics, Inc.	1,170,828
227,300	[1]	Alexion Pharmaceuticals, Inc.	6,550,786
18,300		Allergan, Inc.	2,130,120
88,000	[1,2]	Amgen, Inc.	6,414,320
34,279	[1]	Anady’s Pharmaceuticals, Inc.	376,041
133,715	[1]	Arena Pharmaceuticals, Inc.	2,269,144
34,900	[1]	Aspect Medical Systems, Inc.	1,262,333
44,200		Baxter International, Inc.	1,628,770
34,400		Becton Dickinson & Co.	2,229,120
193,933	[1]	BioMarin Pharmaceuticals, Inc.	2,274,834
166,200		Bristol-Myers Squibb Co.	3,787,698
210,300	[1]	Caremark Rx, Inc.	10,367,790
27,900		Cigna Corp.	3,392,640
124,500	[1]	Community Health Systems, Inc.	4,530,555
133,500	[1]	Cytyc Corp.	4,018,350
66,500	[1]	Davita, Inc.	3,640,875
30,700		Dentsply International, Inc.	1,648,590
15,600	[1]	DJ Orthopedics, Inc.	512,148
21,400	[1]	Dynavax Technologies Corp.	116,202
94,700	[1]	Exelixis, Inc.	1,020,866
45,200	[1]	Express Scripts, Inc.	4,126,308
292,600	[1]	Gene Logic, Inc.	1,155,770
45,026	[1]	Genentech, Inc.	3,868,634
18,200	[1]	Gilead Sciences, Inc.	1,107,834
47,600		Hospira, Inc.	2,130,100
29,958	[1]	ImClone Systems	1,079,387
47,867	[1]	InterMune, Inc.	968,349
197,264	[1]	Keryx Biopharmaceuticals, Inc.	3,162,142
72,300		Manor Care, Inc.	2,826,930
106,100	[1]	Medco Health Solutions, Inc.	5,740,010
107,400	[1]	Myogen, Inc.	4,008,168
378,800		Pfizer, Inc.	9,727,584
79,400	[1]	Regeneron Pharmaceuticals	1,209,262
199,372	[1]	Renovis, Inc.	4,061,208
132,100	[1]	Respironics, Inc.	4,759,563
321,900		Schering Plough Corp.	6,164,385
247,300		UnitedHealth Group, Inc.	14,694,566
110,900	[1]	Varian Medical Systems	6,677,289
93,000		Vertex Pharmaceuticals, Inc.	3,321,960
140,650	[1]	Viropharma, Inc.	3,264,486
197,900	[1]	WellPoint, Inc.	15,198,720
133,800		Wyeth	6,188,250

		Total United States	170,189,469

		Total Common Stocks (cost $176,072,551)	206,243,008

1

BlackRock Health Sciences Trust (BME) (continued)
Shares		Description	Value

		SHORT-TERM INVESTMENTS—2.5%
		Money Market Fund—0.5%
1,010,084		Fidelity Institutional Money Market Prime Portfolio	$ 1,010,084

Principal
Amount

		U.S. Government and Agency Zero Coupon Bond—2.0%
$4,300,000	[3]	Federal Home Loan Bank, 4.34%, 02/01/06	4,300,000

		Total Short-Term Investments (cost $5,310,085)	5,310,084

Contracts

		OUTSTANDING CALL OPTION PURCHASED—0.0%

180		Alexion Pharmaceuticals, Inc., strike price $35, expires 05/20/06 (cost $13,770)	13,500

		Total investments before outstanding options written—99.3% (cost $181,396,4054)	211,566,592

		OUTSTANDING OPTIONS WRITTEN—(0.5)%
		OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(180)		Alexion Pharmaceuticals, Inc., strike price $25, expires 05/20/06	(18,000)
(100)		Amgen, Inc., strike price $70, expires 02/18/06	(4,500)
(250)		Anadys Pharmaceuticals, Inc., strike price $10, expires 03/14/06	(6,750)
(300)		Arena Pharmaceuticals, Inc., strike price $15, expires 02/18/06	(7,500)
(325)		Keryx Biopharmaceuticals, Inc., strike price $15, expires 02/18/06	(10,562)
(166)		Myogen, Inc., strike price $30, expires 02/18/06	(2,490)
(125)		Respironics, Inc., strike price $35, expires 03/18/06	(12,500)
(490)		Viropharma, Inc., strike price $20, expires 03/18/06	(47,775)

		Total Outstanding Put Options Written (premium received $135,347)	(110,077)

		OUTSTANDING CALL OPTIONS WRITTEN—(0.5)%
(100)		Abbott Laboratories, strike price $45, expires 03/18/06	(5,000)
(35)		Allergan, Inc., strike price $125, expires 04/22/06	(7,000)
(200)		Amgen, Inc., strike price $80, expires 02/18/06	(2,000)
(150)		Arena Pharmaceuticals, Inc., strike price $17.50, expires 03/18/06	(13,500)
(100)		Aspect Medical Systems, Inc., strike price $40, expires 05/20/06	(19,000)
(100)		Baxter International, Inc., strike price $40, expires 02/18/06	(1,000)
(100)		Becton Dickinson & Co., strike price $65, expires 03/18/06	(15,000)
(400)		BioMarin Pharmaceuticals, Inc., strike price $12.50, expires 04/22/06	(36,000)
(54,400)		Cardiome Pharma Corp., strike price $10.20, expires 02/17/06	(186,592)
(525)		Caremark Rx, Inc., strike price $55, expires 02/18/06	(5,250)
(90)		Cigna Corp., strike price $115, expires 02/18/06	(66,600)
(110)		Cigna Corp., strike price $120, expires 02/18/06	(40,700)
(150)		Community Health Systems, Inc., strike price $40, expires 02/18/06	(6,000)
(150)		Community Health Systems, Inc., strike price $40, expires 03/18/06	(3,750))
(550)		Cytyc Corp., strike price $30, expires 02/18/06	(56,375)
(16,500)		DaVita, Inc., strike price $57.50, expires 02/17/06	(7,688)
(40)		Dentsply International, Inc., strike price $55, expires 02/18/06	(2,300)
(40)		Dentsply International, Inc., strike price $60, expires 02/18/06	(400)
(170)		Express Scripts, Inc., strike price $95, expires 02/18/06	(22,100)
(125)		Genentech, Inc., strike price $100, expires 02/18/06	(1,250)
(182)		Gilead Sciences, Inc., strike price $60, expires 02/18/06	(43,680)
(50)		GlaxoSmithKline PLC, strike price $55, expires 02/18/06	(750)
(195)		Hospira, Inc., strike price $45, expires 02/18/06	(18,525)
(75)		ImClone Systems, Inc., strike price $40, expires 03/18/06	(6,750)
(36)		InterMune, Inc., strike price $20, expires 03/18/06	(5,130)
(100)		InterMune, Inc., strike price $22.50, expires 02/18/06	(1,250)
(213)		Keryx Biopharmaceuticals, Inc., strike price $17.50, expires 03/18/06	(13,845)
(100)		Manor Care, Inc., strike price $40, expires 02/18/06	(2,250)
(300)		Medco Health Solutions, Inc., strike price $60, expires 02/18/06	(3,000)
(100)		Myogen, Inc., strike price $35, expires 02/18/06	(30,000)
(200)		Myogen, Inc., strike price $45, expires 03/18/06	(14,500)
(17,000)		Novartis AG, strike price $57, expires 03/17/06	(6,832)
(189)		Pfizer, Inc., strike price $25, expires 03/18/06	(21,735)
(50)		Renovis, Inc., strike price $20, expires 03/18/06	(9,000)
(30)		Respironics, Inc., strike price $35, expires 02/18/06	(4,650)
(100)		Respironics, Inc., strike price $40, expires 04/22/06	(8,000)
(45,000)		Roche Holding AG, strike price $76.85, expires 02/17/06	(52,695)
(46,000)		Schering-Plough Corp., strike price $21, expires 03/17/06	(7,231)
(100)		Shire Pharmaceuticals PLC, strike price $47.5, expires 03/18/06	(34,000)

2

BlackRock Health Sciences Trust (BME) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(460)	UnitedHealth Group, Inc., strike price $65, expires 02/18/06	$ (6,900)
(15,000)	Varian Medical Systems, Inc., strike price $57.50, expires 03/17/06	(64,637)
(110)	Vertex Pharmaceuticals, Inc., strike price $35, expires 02/18/06	(18,150)
(111)	Vertex Pharmaceuticals, Inc., strike price $40, expires 03/18/06	(12,210)
(350)	Viropharma, Inc., strike price $22.50, expires 02/18/06	(50,750)
(235)	WellPoint, Inc., strike price $80, expires 02/18/06	(12,925)
(425)	WellPoint, Inc., strike price $80, expires 03/18/06	(68,000)
(274)	Wyeth, strike price $47.50, expires 02/18/06	(5,480)

	Total outstanding Call Options Written (premium received $958,742)	(1,020,380)

	Total outstanding options written (premium received $1,094,089)	(1,130,457)

	Total investments net of outstanding options written—98.8%	$210,436,135
	Other assets in excess of liabilities—1.2%	2,595,159

	Net Assets—100.0%
[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of January 31, 2006.
[4]	Cost for Federal income tax purposes is $183,818,068. The net unrealized appreciation on a tax basis is $27,748,524, consisting of $28,750,630 gross unrealized appreciation and $1,002,106 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipts

3

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Health Sciences Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006